COMMITMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS

23 COMMITMENTS

(a)	Operating lease commitments

	2021	2022	2023
	S$	S$	S$

Low value leases	1,997	2,201	1,703

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are charged to profit or loss on a straight-line basis over the lease term.

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2021	2022	2023
	S$	S$	S$

Purchase of a property in Malaysia	-	-	387,720
Loan to a third party*	-	-	1,000,000

*	The Group embarked on its strategy in People’s Republic of China via a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.

(c)	Other commitments

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2023, the total future minimum payments under non-cancellable licencing agreements are as follows:

	2021	2022	2023
	S$	S$	S$

Within 1 year	4,458	4,867	5,885
After 1 year but within 5 years	42,800	47,080	47,960
Over 5 years	134,285	118,235	106,457
Total	181,543	170,182	160,302

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2021, 2022 and 2023